Loans and borrowings (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Borrowings

	31 December 2017	31 December 2016
Non-current liabilities
Unsecured bank loans	6,376,981	5,300,756
Debt securities issued	1,770,482	1,589,227
Finance lease liabilities	108,164	41,539
Secured bank loans	2,368	3,580

	8,257,995	6,935,102

Current liabilities
Unsecured bank loans	2,643,112	1,581,135
Current portion of unsecured bank loans	1,513,425	922,867
Current portion of secured bank loans	2,022	2,054
Current portion of finance lease liabilities	14,556	6,575
Current portion of long-term debt securities issued	105,039	94,473
Debt securities issued	—	238,956

	4,278,154	2,846,060

Summary of Terms and Conditions of Outstanding Loans

Terms and conditions of outstanding loans are as follows:

			31 December 2017			31 December 2016
	Currency	Interest rate type	Nominal interest rate	Payment period	Carrying amount	Nominal interest Rate	Payment period	Carrying amount
Unsecured bank loans (*)	USD	Floating	Libor+2.0%-Libor+3.3%	2018-2020	2,880,615	Libor+2.0%-Libor+2.6%	2017-2020	1,984,533
Unsecured bank loans (*)	EUR	Floating	Euribor+1.2%-Euribor+2.2%	2018-2026	5,511,579	Euribor+1.2%-Euribor+2.2%	2017-2025	3,593,110
Unsecured bank loans	TL	Fixed	11.1%-15.5%	2018-2019	1,620,391	10.4%-12.6%	2017-2018	1,819,944
Unsecured bank loans	UAH	Fixed	11%-14.5%	2018	520,933	13.5%-18.6%	2017	407,171
Secured bank loans (**)	BYN	Fixed	12%-16%	2018-2020	4,390	12%-16%	2017-2020	5,634
Debt securities issued	USD	Fixed	5.8%	2018-2025	1,875,521	5.8%	2017-2025	1,683,700
Debt securities issued	TL	Fixed	—	—	—	10.7%	2017	238,956
Finance lease liabilities	EUR	Fixed	3.4%	2018-2024	116,797	3.4%	2017-2024	48,034
Finance lease liabilities	USD	Fixed	22.5%	2018	41	18%-28%	2017-2018	80
Finance lease liabilities	TL	Fixed	27.5%-27.7%	2018-2020	5,882	—	—	—

					12,536,149			9,781,162

(*)	Secured by blocked deposit amounting to EUR 26,350 and USD 17,100 (equivalent to TL 183,483 as at 31 December 2017), in connection with the foreign currency loans utilized by Turkcell Finansman.
(**)	Belarusian Telecom pledged its certain property, plant and equipment to secure these bank loans. Also, these bank loans are secured by the Government of the Republic of Belarus (Note 33).

Summary of Finance Lease Liabilities Payable

Finance lease liabilities are payable as follows:

	31 December 2017			31 December 2016
	Future minimum lease payments	Future finance charges	Recognized as a liability	Future minimum lease payments	Future finance charges	Recognized as a liability
Within one year	17,447	2,891	14,556	7,908	1,333	6,575
Between 1-5 years	55,722	5,541	50,181	26,506	3,752	22,754
More than 5 years	60,401	2,418	57,983	19,859	1,074	18,785

	133,570	10,850	122,720	54,273	6,159	48,114